Exhibit 1

Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Commercial Mortgage Pass-Through Certificates, Series 2016-C32

Report To:

Banc of America Merrill Lynch Commercial Mortgage Inc.
Bank of America, National Association
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Morgan Stanley Mortgage Capital Holdings LLC
Morgan Stanley & Co. LLC
Starwood Mortgage Funding III LLC
KeyBank National Association
KeyBanc Capital Markets Inc.
CIBC Inc.
CIBC World Markets Corp.
Drexel Hamilton, LLC

23 November 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Commercial Mortgage Inc.

Bank of America, National Association

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park

New York, New York 10036

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

1585 Broadway

New York, New York 10036

Starwood Mortgage Funding III LLC

1601 Washington Avenue, Suite 800

Miami Beach, Florida 33139

KeyBank National Association

11501 Outlook, Suite 300

Overland Park, Kansas 66211

KeyBanc Capital Markets Inc.

127 Public Square

Cleveland, Ohio 44114

CIBC Inc.

CIBC World Markets Corp.

300 Madison Avenue

New York, New York 10017

Drexel Hamilton, LLC

77 Water Street

New York, New York 10005

Re: Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Commercial Mortgage Pass-Through Certificates, Series 2016-C32 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Banc of America Merrill Lynch Commercial Mortgage Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are described on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,

e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,

g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.4) document dated October 2016 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),

h.	A draft of the preliminary prospectus for the Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 securitization transaction (the “Draft Preliminary Prospectus”) and

i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 November 2016

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 (the “Issuing Entity”) which will be established by the Depositor and

b.	The assets of the Issuing Entity will primarily consist of a pool of 56 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgages, deeds of trust, deeds to secure debt or similar security instruments on 76 commercial, multifamily and manufactured housing community properties.

Procedures performed and our associated findings

1.	Bank of America, National Association (“Bank of America”), Morgan Stanley Mortgage Capital Holdings LLC (“Morgan Stanley”), Starwood Mortgage Funding III LLC (“Starwood”), KeyBank National Association (“KeyBank”) and CIBC Inc. (“CIBC,” together with Bank of America, Morgan Stanley, Starwood and KeyBank, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:

a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in December 2016, or with respect to any mortgage loan that has its first due date after December 2016, the date that would otherwise have been the related due date in December 2016 (the “Cut-off Date”),

b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and

c.	Record decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

Attachment A Page 2 of 15

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, Bank of America, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Bank of America, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). Using the Related Borrower information, we compared the “Related Borrower (Y/N)” and “Related Borrower Pool” characteristics to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 15

8.	Using the:

a.	First Payment Date and

b.	Maturity Date or ARD

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD (mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using:

a.	The “First Payment Date,” as shown on the Final Data File, and

b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 20 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), we recalculated the “Original IO Period (mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD (mos.)” of each Interest Only Loan, as shown on the Final Data File, for the “Original IO Period (mos.)” characteristic.

For the purpose of this procedure for the CIBC Mortgage Loans (as defined in Note 29 of Exhibit 2 to Attachment A), CIBC, on behalf of the Depositor, instructed us to assume the “First Interest Accrual Period” (as defined in the applicable loan agreement Source Document) for each CIBC Mortgage Loan ends on the last day of the calendar month in which the related CIBC Mortgage Loan was funded.

10.	Using the:

a.	Original Balance,

b.	Rate and

c.	Monthly Debt Service (P&I)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the “Original Amort. Term (mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amort. Term (mos.)” characteristic.

Attachment A Page 4 of 15

11.	Using the:

a.	Seasoning,

b.	Original Term to Maturity or ARD (mos.),

c.	Original IO Period (mos.) and

d.	Original Amort. Term (mos.)

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD (mos.),

ii.	Remaining IO Period (mos.) and

iii.	Remaining Amort. Term (mos.) (except for the Interest Only Loans)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amort. Term (mos.)” characteristic.

12.	Using the:

a.	Original Balance,

b.	Interest Accrual Method,

c.	Original IO Period (mos.),

d.	First Payment Date,

e.	Maturity Date or ARD,

f.	Rate and

g.	Monthly Debt Service (P&I)

of each Mortgage Loan, all as shown on the Final Data File, and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance”),
ii.	The related due date of each Mortgage Loan in November 2016, or with respect to any Mortgage Loan that has its first due date after November 2016, the date that would have been the related due date in November 2016 (the “Report Period Beginning Schedule Loan Balance Amount”) and

iii.	The “Maturity Date or ARD” of the Mortgage Loan (the “Maturity Date Balance”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 15

12. (continued)

For each Mortgage Loan that has its first due date in January 2017 (the “January 2017 First Payment Date Mortgage Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Balance” of each January 2017 First Payment Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:

a.	Original Balance,

b.	Interest Accrual Method,

c.	Original IO Period (mos.),

d.	First Payment Date,

e.	Rate,

f.	Monthly Debt Service (P&I),

g.	Monthly Debt Service (IO) and

h.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the January 2017 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 13.), as applicable, all as shown on the Final Data File, we recalculated the portion of the December 2016 monthly debt service for each Mortgage Loan (except for the January 2017 First Payment Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Using the:

a.	Scheduled Interest Amount and

b.	Scheduled Principal Amount

of each Mortgage Loan (except for the January 2017 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 13.), both as recalculated in the preceding paragraph of this Item 13., we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and

ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan (except for the January 2017 First Payment Date Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each January 2017 First Payment Date Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to show “0.00” for the “Scheduled Interest Amount,” “Scheduled Principal Amount,” “Total Scheduled Principal Interest Due Amount” and “Periodic Principal and Interest Payment Securitization Amount” characteristics.

Attachment A Page 6 of 15

14.	Using the:

a.	Original Balance,

b.	Pari Passu Debt,

c.	Interest Accrual Method,

d.	Seasoning,

e.	Original IO Period (mos.),

f.	First Payment Date,

g.	Maturity Date or ARD and

h.	Rate

of each Pari Passu Mortgage Loan (as defined in Note 19 of Exhibit 2 to Attachment A), all as shown on the Final Data File, and the monthly debt service for the related Whole Loan (as defined in Note 19 of Exhibit 2 to Attachment A) that is shown in the applicable Source Document, we recalculated the principal balance of each Whole Loan as of the Cut-off Date (the “Cut-off Date Pari Passu Mortgage Debt Balance”), assuming all scheduled payments of principal and/or interest on the Whole Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure:

i.	Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to ignore differences of $1 or less,

ii.	Bank of America, on behalf of the Depositor, instructed us to not include the Potomac Mills Subordinate Secured Companion Loans (as defined in Note 19 of Exhibit 2 to Attachment A) with respect to the Potomac Mills Mortgage Loan (as defined in Note 19 of Exhibit 2 to Attachment A),

iii.	Morgan Stanley, on behalf of the Depositor, instructed us to not include the Hilton Hawaiian Village Subordinate Secured Companion Loans (as defined in Note 19 of Exhibit 2 to Attachment A) with respect to the Hilton Hawaiian Village Mortgage Loan (as defined in Note 19 of Exhibit 2 to Attachment A) and

iv.	Bank of America, on behalf of the Depositor, instructed us to not include the American Greetings HQ Subordinate Loan (as defined in Note 30 of Exhibit 2 to Attachment A) with respect to the American Greetings HQ Mortgage Loan (as defined in Note 30 of Exhibit 2 to Attachment A).

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Pari Passu Mortgage Debt Balance” characteristic.

Attachment A Page 7 of 15

15.	For the Potomac Mills Mortgage Loan and Hilton Hawaiian Village Mortgage Loan, each with the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “Yes” and the “Type of Additional Financing” characteristic as “B-Note,” both as shown on the Final Data File, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to:

a.	Determine the original principal balance of the additional debt related to such Mortgage Loan (the “Additional Financing Original Balance”),

b.	Recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Cut-off Date Subordinate Mortgage Debt Balance”) and

c.	Use “<blank>” for the “Cut-off Date Mezzanine Debt Balance” characteristic,

in each case, using information in the applicable Secondary Financing Documents (as defined in Note 30 of Exhibit 2 to Attachment A) and/or information in the applicable Data Sources (as defined in Note 19 of Exhibit 2 to Attachment A), assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loan identified on the Final Data File as “FedEx Ground Portfolio” (the “FedEx Ground Portfolio Mortgage Loan”), with the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “Yes” and the “Type of Additional Financing” characteristic as “Mezzanine” (the “Mortgage Loan With Mezzanine Debt”), both as shown on the Final Data File, Bank of America, on behalf of the Depositor, instructed us to:

a.	Determine the original principal balance of the mezzanine debt related to such Mortgage Loan (the “Additional Financing Original Balance”),

b.	Recalculate the principal balance of the mezzanine debt related to such Mortgage Loan as of the Cut-off Date (the “Cut-off Date Mezzanine Debt Balance”) and

c.	Use “<blank>” for the “Cut-off Date Subordinate Mortgage Debt Balance” characteristic,

in each case, using information in the applicable Secondary Financing Documents and/or information in the applicable Data Sources, assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Bank of America, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 8 of 15

15. (continued)

For the American Greetings HQ Mortgage Loan, which has the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “Yes” and the “Type of Additional Financing” characteristic as “State of Ohio Loan,” Bank of America, on behalf of the Depositor, instructed us to:

a.	Determine the original principal balance of the additional debt related to such Mortgage Loan (the “Additional Financing Original Balance”),

b.	Use “<blank>” for the “Cut-off Date Subordinate Mortgage Debt Balance” characteristic and

c.	Use “<blank>” for the “Cut-off Date Mezzanine Debt Balance” characteristic,

in each case, using information in the applicable Secondary Financing Documents and/or information in the applicable Data Sources, assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Bank of America, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan with the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “No” and the “Type of Additional Financing” characteristic as “N/A,” both as shown on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Additional Financing Original Balance,” “Cut-off Date Subordinate Mortgage Debt Balance” and “Cut-off Date Mezzanine Debt Balance” characteristics.

16.	Using the:

a.	The “Original Balance” of each Pari Passu Mortgage Loan, as shown on the Final Data File,

b.	The “Pari Passu Debt” of each Pari Passu Mortgage Loan, as shown on the Final Data File,

c.	The original balance of any subordinate debt related to each Pari Passu Mortgage Loan, as shown in the applicable Data Source or Secondary Financing Document and

d.	The original balance of any mezzanine debt related to each Pari Passu Mortgage Loan, as shown in the applicable Data Source or Secondary Financing Document,

as applicable, we recalculated the original principal balance of the total debt associated with each Pari Passu Mortgage Loan (the “Original Whole Note Loan Balance”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the American Greetings HQ Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to exclude the American Greetings HQ Subordinate Loan for the purpose of recalculating the “Original Whole Note Loan Balance” characteristic.

16. (continued)

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Original Whole Note Loan Balance” characteristic.

17.	Using the:

a.	Cut-off Date Balance,

b.	Cut-off Date Pari Passu Mortgage Debt Balance,

c.	Cut-off Date Subordinate Mortgage Debt Balance and

d.	Cut-off Date Mezzanine Debt Balance

Attachment A Page 9 of 15

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the principal balance of the total debt associated with each Pari Passu Mortgage Loan as of the Cut-off Date (the “Cut-off Date Whole Note Loan Balance”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the American Greetings HQ Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to exclude the American Greetings HQ Subordinate Loan for the purpose of recalculating the “Cut-off Date Whole Note Loan Balance” characteristic.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Whole Note Loan Balance” characteristic.

Attachment A Page 10 of 15

18.	Using:

a.	Information on the Final Data File,

b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and

c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 18.,

we recalculated the:

i.	UW NOI DSCR (P&I),

ii.	UW NOI DSCR (IO),

iii.	UW NCF DSCR (P&I),

iv.	UW NCF DSCR (IO),

v.	Annual Debt Service (P&I),

vi.	Annual Debt Service (IO),

vii.	Cut-off Date LTV,

viii.	Maturity Date LTV,

ix.	Underwritten NOI Debt Yield,

x.	Underwritten NCF Debt Yield,

xi.	% by Cut-off Date Balance and

xii.	Cut-off Date Balance per Unit or SF

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Amortizing Loan (as defined in Note 20 of Exhibit 2 to Attachment A) the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “N/A” for the “UW NOI DSCR (IO)” and “UW NCF DSCR (IO)” characteristics.

For each Interest Only Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “N/A” for the “UW NOI DSCR (P&I)” and “UW NCF DSCR (P&I)” characteristics.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the:

a.	UW NOI DSCR (P&I),

b.	UW NOI DSCR (IO),

c.	UW NCF DSCR (P&I),

d.	UW NCF DSCR (IO),

e.	Cut-off Date LTV,

f.	Maturity Date LTV,

g.	Underwritten NOI Debt Yield and

h.	Underwritten NCF Debt Yield

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through h. above for each Underlying Property associated with such Multiple Property Loan.

Attachment A Page 11 of 15

18. (continued)

For each Pari Passu Mortgage Loan with the “Amort. Type” characteristic as “Amortizing,” Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic, as shown on the Final Data File, to recalculate the:

a.	UW NOI DSCR (P&I) and

b.	UW NCF DSCR (P&I)

characteristics.

For each Pari Passu Mortgage Loan with the “Amort. Type” characteristic as “Full IO,” Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use the “Annual Debt Service Incl. Pari Passu (IO)” characteristic, as shown on the Final Data File, to recalculate the:

a.	UW NOI DSCR (IO) and

b.	UW NCF DSCR (IO)

characteristics.

For the Pari Passu Mortgage Loans, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use the “Cut-off Date Pari Passu Mortgage Debt Balance,” as shown on the Final Data File, to recalculate the:

a.	Cut-off Date LTV,

b.	Underwritten NOI Debt Yield,

c.	Underwritten NCF Debt Yield and

d.	Cut-off Date Balance per Unit or SF

characteristics.

For the Pari Passu Mortgage Loans, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use the sum of:

a.	The “Maturity Date Balance” of each Pari Passu Mortgage Loan, as shown on the Final Data File, and

b.	The aggregate principal balance as of the “Maturity Date or ARD” for the Companion Loan(s) (as defined in Note 19 of Exhibit 2 to Attachment A) related to each Pari Passu Mortgage Loan, which we calculated using information in the applicable Data Sources, to recalculate the “Maturity Date LTV” characteristic.

Attachment A Page 12 of 15

18. (continued)

For the Mortgage Loans on the Final Data File with the “Cross Collateralized / Cross Defaulted (Y/N)” characteristic as “Yes” (the “Crossed Loan Group”), KeyBank, on behalf of the Depositor, instructed us to recalculate the:

a.	UW NOI DSCR (P&I),

b.	UW NOI DSCR (IO),

c.	UW NCF DSCR (P&I),

d.	UW NCF DSCR (IO),

e.	Cut-off Date LTV,

f.	Maturity Date LTV,

g.	Underwritten NOI Debt Yield,

h.	Underwritten NCF Debt Yield and

i.	Cut-off Date Balance per Unit or SF

characteristics on an aggregate basis for those Mortgage Loans in the Crossed Loan Group.

19.	Using the:

a.	Third Most Recent NOI,

b.	Second Most Recent NOI,

c.	Most Recent NOI and

d.	Cut-off Date Balance

of each Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by Bank of America, Morgan Stanley and KeyBank that are described in the succeeding paragraphs of this Item 19., we recalculated the:

i.	Third Most Recent NOI Debt Yield,

ii.	Second Most Recent NOI Debt Yield and

iii.	Most Recent NOI Debt Yield

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Pari Passu Mortgage Loans, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use the “Cut-off Date Pari Passu Mortgage Debt Balance,” as shown on the Final Data File, to recalculate the:

a.	Third Most Recent NOI Debt Yield,

b.	Second Most Recent NOI Debt Yield and

c.	Most Recent NOI Debt Yield

characteristics.

For each Mortgage Loan with the “Third Most Recent NOI” characteristic as “N/A,” as shown on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “N/A” for the “Third Most Recent NOI Debt Yield” characteristic.

For each Mortgage Loan with the “Second Most Recent NOI” characteristic as “N/A,” as shown on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “N/A” for the “Second Most Recent NOI Debt Yield” characteristic.

19. (continued)

Attachment A Page 13 of 15

For each Mortgage Loan with the “Most Recent NOI” characteristic as “N/A,” as shown on the Final Data File (the “Mortgage Loans Without Most Recent NOI”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “N/A” for the “Most Recent NOI Debt Yield” characteristic.

20.	Using the:

a.	Most Recent NOI,

b.	Most Recent Net Cash Flow Amount and

c.	Most Recent Debt Service Amount

of each Mortgage Loan (except for the Mortgage Loans Without Most Recent NOI), which are described in the succeeding paragraph of this Item 20.), all as shown on the Final Data File, we recalculated the:

i.	Most Recent Debt Service Coverage Net Operating Income Percentage and

ii.	Most Recent Debt Service Coverage Net Cash Flow Percentage

of each Mortgage Loan (except for the Mortgage Loans Without Most Recent NOI). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Most Recent Debt Service Coverage Net Operating Income Percentage” and “Most Recent Debt Service Coverage Net Cash Flow Percentage” to two decimal places.

For the Mortgage Loans Without Most Recent NOI, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Most Recent Debt Service Coverage Net Operating Income Percentage” and “Most Recent Debt Service Coverage Net Cash Flow Percentage” characteristics.

21.	Using:

a.	Information on the Final Data File and

b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Mortgage Debt Cut-off Date LTV Ratio,

ii.	Total Mortgage Debt UW NCF DSCR and

iii.	Total Mortgage Debt UW NOI Debt Yield

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the American Greetings HQ Mortgage Loan, Bank of America, on behalf of the Depositor, instructed us to exclude the American Greetings HQ Subordinate Loan for the purpose of recalculating the “Total Mortgage Debt Cut-off Date LTV Ratio,” “Total Mortgage Debt UW NCF DSCR” and “Total Mortgage Debt UW NOI Debt Yield” characteristics.

Attachment A Page 14 of 15

21. (continued)

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” as the value for the “Total Mortgage Debt Cut-off Date LTV Ratio,” “Total Mortgage Debt UW NCF DSCR” and “Total Mortgage Debt UW NOI Debt Yield” characteristics.

22.	Using:

a.	Information on the Final Data File and

b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt Cut-off Date LTV Ratio,

ii.	Total Debt UW NCF DSCR and

iii.	Total Debt UW NOI Debt Yield

of the Mortgage Loan With Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not the Mortgage Loan With Mezzanine Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Total Debt Cut-off Date LTV Ratio,” “Total Debt UW NCF DSCR” and “Total Debt UW NOI Debt Yield” characteristics.

23.	Using the:

a.	NSF of Largest Tenant (SF),

b.	NSF of 2nd Largest Tenant (SF),

c.	NSF of 3rd Largest Tenant (SF),

d.	NSF of 4th Largest Tenant (SF),

e.	NSF of 5th Largest Tenant (SF) and

f.	Units/SF

of each Mortgage Loan (or for the Multiple Property Loans, for each Underlying Property), as applicable, all as shown on the Final Data File, we recalculated the:

i.	% NSF of the Largest Tenant (%),

ii.	% NSF of the 2nd Largest Tenant (%),

iii.	% NSF of the 3rd Largest Tenant (%),

iv.	% NSF of the 4th Largest Tenant (%) and

v.	% NSF of the 5th Largest Tenant (%)

of each Mortgage Loan (or for the Multiple Property Loans, for each Underlying Property). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 15

24.	Using the:

a.	Ongoing Cap Ex Escrow – Monthly ($),

b.	Ongoing TI/LC Escrow – Monthly ($) and

c.	Units/SF

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Cap Ex Reserve Requirement per SF/Unit ($) and

ii.	Annual TI/LC Escrow per SF/Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the:

a.	Deferred Maintenance Escrow Amount ($) and

b.	Deferred Maintenance Recommended per Report ($)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “% of Total Recommended Deferred Maintenance Amount Escrowed (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	Using the:

a.	Master Servicing Fee Rate,

b.	Primary Servicer Fee Rate,

c.	Pari Passu Loan Primary Servicing Fee Rate,

d.	Certificate Administrator / Trustee Fee Rate,

e.	Operating Advisor Fee Rate

f.	Asset Representations Reviewer Fee Rate and

g.	CREFC Fee Rate

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the “Administrative Cost Rate” for each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

● FedEx Ground Portfolio	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Whole Note Loan Balance” (as defined in Item 16. of Attachment A) allocations for the Underlying Properties that are stated in the applicable Source Document

● Southeast Retail Portfolio ● Florida NNN Portfolio I ● Florida NNN Portfolio II ● Walgreens Pool 7 ● Walgreens Pool 5	Original Balance	The “Original Balance” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

	Cut-off Date Balance and Maturity Date Balance	The “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance” allocations for the Underlying Properties that are stated in the applicable Source Document

● Capitol Hill Apartment Portfolio ● James Creek and Foxfire Student Housing	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value” for each respective Underlying Property that is stated in the applicable Source Document

● Stout Field Industrial Portfolio	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Underwritten NCF” for each respective Underlying Property that is stated in the applicable Source Document

Exhibit 1 to Attachment A

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

● Michigan Rite Aid Portfolio	Original Balance, Cut-off Date Balance and Maturity Date Balance	The “Original Balance,” “Cut-off Date Balance” and “Maturity Date Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value” for each respective Underlying Property that is stated in the applicable Source Document, rounded to the nearest one thousand

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site (https://www.usps.com)
MSA	Amos MSA Excel Support File or Office of Management and Budget Internet Site (https://www.whitehouse.gov/sites/default/files/omb/bulletins/2013/b-13-01.pdf)
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site (https://www.usps.com)
North or South CA (NCA/SCA) (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site (https://www.usps.com)
Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Sub-Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Units/SF	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel or STR Report
Net Rentable Square Feet Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report or Underwriter’s Summary Report
Net Rentable Square Feet Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report or Underwriter’s Summary Report
Units Beds Rooms Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Units Beds Rooms Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report or Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 6)	Appraisal Report, Engineering Report or Phase I Environmental Report
Percent Leased	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Lease Agreement, Tenant Estoppel or STR Report
Percent Leased as of Date (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Tenant Estoppel or STR Report

Third Party Information:

Characteristic	Source Document(s)

Sec. 8 (Multifamily) (Y/N) (see Note 6)	Appraisal Report
No. of Sec. 8 Units (see Note 6)	Appraisal Report
Sec. 42 (Multifamily) (Y/N)	Appraisal Report
No. of Sec. 42 Units	Appraisal Report
Appraised Value (see Note 8)	Appraisal Report
Value as of Date	Appraisal Report
Valuation Source Securitization Code (see Note 4)	Appraisal Report
Appraisal Report Date	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Engineering Report Date	Engineering Report
Deferred Maintenance Recommended per Report ($)	Engineering Report
Phase I Report Date	Phase I Environmental Report
Phase II Report Date (see Note 9)	Phase II Environmental Report
Earthquake Zone 3 or 4 (Y/N) (see Note 10)	Engineering Report
Seismic Report Date (see Note 10)	Seismic Report
PML % (see Note 10)	Seismic Report
Earthquake Insurance (Y/N)	Certificate of Property Insurance or Jensen Insurance Review
Windstorm Insurance (Y/N)	Certificate of Property Insurance or Jensen Insurance Review
Flood Zone (Y/N)	Certificate of Property Insurance or Engineering Report

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Flood Insurance (Y/N)	Certificate of Property Insurance, Insurance Report, Flood Insurance Certificate or Jensen Insurance Review
Environmental Insurance (Y/N) (see Note 11)	Certificate of Environmental Insurance
Environmental Insurance in Lieu of Phase II (Y/N)	Phase I Environmental Report and Certificate of Environmental Insurance
Single-Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Major Tenant Information: (see Notes 12 and 13)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of 2nd Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 2nd Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of 3rd Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 3rd Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of 4th Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 4th Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration Date of 5th Largest Tenant (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
NSF of 5th Largest Tenant (SF)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Top Five Movie Theater Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Health Club Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Bank Branch Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Restaurant Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Top Five Medical Office Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 15)

Characteristic	Source Document

Third Most Recent Revenues	Underwriter’s Summary Report
Third Most Recent Expenses	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Revenues	Underwriter’s Summary Report
Second Most Recent Expenses	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Net Cash Flow Amount	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Financials Start Date	Underwriter’s Summary Report
Most Recent Financials End Date	Underwriter’s Summary Report
Financials Securitization Date	Underwriter’s Summary Report
Underwritten Occupancy %	Underwriter’s Summary Report
Underwritten EGI	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Cap Ex	Underwriter’s Summary Report
Underwritten TI/LC	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement or Loan Modification Agreement
Initial Tax Escrow Amount	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement or Loan Modification Agreement
Ongoing Tax Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Servicer Support File, Loan Agreement or Loan Modification Agreement
Tax Reserve Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for Tax (Y/N)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Tax Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Tax Escrow Goes To:	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Tax Escrow Balance (see Note 18)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Insurance Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement or Loan Modification Agreement
Initial Insurance Escrow Amount	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement or Loan Modification Agreement
Ongoing Insurance Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Servicer Support File, Loan Agreement or Loan Modification Agreement
Insurance Reserve Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for Insurance (Y/N)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Insurance Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Insurance Escrow Goes To:	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Insurance Escrow Balance (see Note 18)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Deferred Maintenance Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Deferred Maintenance Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Deferred Maint. Escrow Goes To:	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Deferred Maintenance Escrow Current Balance ($) (see Note 18)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Cap Ex Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Initial Cap Ex Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Ongoing Cap Ex Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Cap Ex Escrow Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for Cap Ex (Y/N)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Cap Ex Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Cap Ex Escrow Goes To:	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Cap Ex Escrow Balance (see Note 18)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
TI/LC Escrow In Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Initial TI/LC Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Ongoing TI/LC Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

TI/LC Reserve Cap ($ and Description) (see Note 17)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Springing Reserve Requirement for TI/LC (Y/N)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing TI/LC Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on TI/LC Escrow Goes To:	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current TI/LC Balance (see Note 18)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Escrows in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Description of “Other” Escrows	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Initial Other Escrow Amount ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Ongoing Other Escrow - Monthly ($) (see Note 16)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 17)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Springing Reserve Requirement (Y/N)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Other Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Escrow Description/Release Provisions	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Other Escrow Goes To:	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Other Balance (see Note 18)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note or Loan Agreement
Borrower Type (LLC, LP, TIC, DST, Corp, etc)	Promissory Note or Loan Agreement
Borrower State of Incorporation	Promissory Note or Loan Agreement
NonRecourse Carve-out Guarantor	Loan Agreement or Guaranty Agreement
Environmental Indemnitor	Loan Agreement or Environmental Indemnity Agreement
Sponsor	Loan Agreement, Guaranty Agreement or Asset Summary Report
Mortgage Loan Originator	Promissory Note or Loan Agreement
Acquisition or Refinance	Closing Statement, Purchase and Sale Agreement or Asset Summary Report
Amort. Type	Promissory Note, Loan Agreement or Mortgage/Deed of Trust
Payment Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance (see Note 19)

For all Mortgage Loans:

●     Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

●     Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Trust Exposure (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Debt (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Rate	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Original Interest Rate Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Monthly Debt Service (IO) (see Note 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (P&I) (see Notes 19 and 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Annual Debt Service Incl. Pari Passu (IO) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Annual Debt Service Incl. Pari Passu (Amort) (see Note 19)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Only Indicator (see Note 21)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD (Yes/No)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Maturity Date or ARD	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Hyper Amortizing Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Final Maturity Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Rate Step	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Due Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Debt Service Payment Grace Period to Impose Late Charge	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Debt Service Grace Period to Call a Default	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Balloon Payment Grace Period to Impose Late Charge	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Balloon Payment Grace Period to Call a Default	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Default Interest %	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Provision (Y/N)	Loan Agreement or Mortgage/Deed of Trust
Assumption/Fee	Loan Agreement or Mortgage/Deed of Trust
Note Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
First P&I Payment Date (Partial IO Loans) (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

First P&I Payment Date (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (IO) (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox Type (see Note 23)	Cash Management Agreement, Loan Agreement, Deposit Account Agreement or Reserve and Security Agreement
Cash Management Status (see Note 23)	Cash Management Agreement, Loan Agreement, Deposit Account Agreement or Reserve and Security Agreement
Terms/Description of Springing Lockbox	Cash Management Agreement, Loan Agreement, Deposit Account Agreement or Reserve and Security Agreement
Prepayment String (see Note 24)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
LO End Date (see Notes 24 and 25)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Yield Maintenance End Date (see Note 26)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premiums End Date (see Note 26)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Defeasance Option Start Date (see Note 27)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premium Indicator (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release and Prepayment Descriptions	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Provision Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepayment Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Interest Shortfall (Y/N)	Promissory Note, Loan Agreement or Mortgage/Deed of Trust
SAE(Y/N)	Promissory Note, Loan Agreement or Mortgage/Deed of Trust
SPE(Y/N)	Promissory Note, Loan Agreement or Mortgage/Deed of Trust
Borrower Required to Maintain Lender Register (NOT at Lender’s Option) (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Independent Director (Y/N) (see Note 29)	Promissory Note, Loan Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion, Loan Agreement, or Mortgage/Deed of Trust
Hotel Franchise Agreement Expiration Date	Franchise Agreement
Ownership Interest (see Note 6)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Lien Position Securitization Code (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Ground Lease Expiration Date	Ground Lease Agreement or Ground Lease Estoppel
Ground Lease Extinguished Upon Foreclosure (Y/N)	Ground Lease Agreement or Ground Lease Estoppel
Extension Options (Y/N)	Ground Lease Agreement or Ground Lease Estoppel
Extension Options Description	Ground Lease Agreement or Ground Lease Estoppel
Ground Lease Outside Expiration Date (Including Extensions)	Ground Lease Agreement or Ground Lease Estoppel
Cross Collateralized / Cross Defaulted (Y/N)	Promissory Note, Loan Agreement or Cross Collateralization Agreement
Current Additional Financing in Place (Y/N/Silent) (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Type of Additional Financing (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Additional Financing Permitted In Future (Y/N/Silent)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Type of Additional Future Financing	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Terms of Future Additional Financing	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:

a.	Street Address,

b.	City and

c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “North or South CA (NCA/SCA)” characteristic for each mortgaged property on the Combined Data File with the “State” characteristic as “CA,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider “Zip Code” values of 93600 and higher as “NCA” and “Zip Code” values lower than 93600 as “SCA.”

3.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraph of this Note 3), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	105 South York Street,

b.	Vista Lofts and

c.	The Barlow,

each of which are secured by more than one property type, as shown in the applicable Source Document, CIBC and Starwood, on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

4.	For the purpose of comparing the:

a.	Property Type Code,

b.	Valuation Source Securitization Code,

c.	Payment Type Code,

d.	Payment Frequency Code,

e.	Loan Structure Code,

f.	Original Interest Rate Type Code,

g.	Interest Accrual Method Code and

h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

Exhibit 2 to Attachment A

Notes: (continued)

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Retail,” “Office,” “Industrial,” “Mixed Use,” “Self Storage” or “Leased Fee.”

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Hospitality,” “Multifamily” or “Manufactured Housing.”

6.	For the Mortgage Loans listed in Table A1, Morgan Stanley and CIBC, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Morgan Stanley	191 Peachtree	NAP	Year Renovated	2004	2015

CIBC	Carelton Courtyard and University Place	NAP	Sec. 8 (Multifamily) (Y/N) No. of Sec. 8 Units	N/A N/A	Yes 29

Morgan Stanley	Enterprise Plaza	NAP	Ownership Interest	Fee/Leasehold	Fee

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Morgan Stanley and CIBC, on behalf of the Depositor.

7.	For each Mortgage Loan (or, if applicable, each Underlying Property that secures a Multiple Property Loan) on the Combined Data File with the “Single-Tenant (Y/N)” characteristic as “Yes,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Percent Leased as of Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the Mortgage Loan identified on the Combined Data File as “Stout Field Industrial Portfolio” (the “Stout Field Industrial Portfolio Mortgage Loan”), which is a Multiple Property Loan, the related loan file contains one appraisal report Source Document for the mortgaged properties identified on the Combined Data File as “1806 and 1848 Stout Field Drive” and “4001 West Minnesota Street” (the “Stout Field Industrial Mortgaged Properties”), which does not allocate the aggregate appraised value to each of the Stout Field Industrial Mortgaged Properties. For the purpose of comparing the “Appraised Value” characteristic for the Stout Field Industrial Mortgaged Properties, Starwood, on behalf of the Depositor, instructed us to allocate the aggregate “as is” appraised value shown in the related appraisal report Source Document pro-rata to each of the Stout Field Industrial Mortgaged Properties using the “Underwritten NCF” for each of the Stout Field Industrial Mortgaged Properties that is shown in the applicable underwriter’s summary report Source Document.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Phase II Report Date” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

10.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:

a.	Earthquake Zone 3 or 4 (Y/N),

b.	Seismic Report Date and

c.	PML %

characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

11.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to display the various lease expiration dates associated with each space, all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

14.	For the purpose of comparing the:

a.	Lease Expiration Date of Largest Tenant,

b.	Lease Expiration Date of 2nd Largest Tenant,

c.	Lease Expiration Date of 3rd Largest Tenant,

d.	Lease Expiration Date of 4th Largest Tenant and

e.	Lease Expiration Date of 5th Largest Tenant

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration and

ii.	Use “MTM” for any lease expiration date which is prior to the Cut-off Date.

15.	For the purpose of comparing the “Underwriting Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $2 or less.

16.	For the purpose of comparing the:

a.	Ongoing Tax Escrow – Monthly ($),

b.	Ongoing Insurance Escrow – Monthly ($),

c.	Ongoing Cap Ex Escrow – Monthly ($),

d.	Ongoing TI/LC Escrow – Monthly ($) and

e.	Ongoing Other Escrow – Monthly ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown in the applicable Source Document(s), if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were less than the respective reserve cap amounts, as shown in the applicable Source Document(s), and

ii.	Use “$0” if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the respective reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Combined Data File was “$0,” we performed no procedures to determine if the balances in the respective reserve accounts as of the Cut-off Date are equal to or greater than the respective reserve cap amounts, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

17.	For the purpose of comparing the:

a.	Tax Reserve Cap ($ and Description),

b.	Insurance Reserve Cap ($ and Description),

c.	Cap Ex Escrow Cap ($ and Description),

d.	TI/LC Reserve Cap ($ and Description) and

e.	Other Reserve Cap ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown in the applicable Source Document(s) regardless of any stipulations that have suspended or may potentially suspend these reserve cap amounts.

18.	For the purpose of comparing the:

a.	Current Tax Escrow Balance,

b.	Current Insurance Escrow Balance,

c.	Deferred Maintenance Escrow Current Balance ($),

d.	Current Cap Ex Escrow Balance,

e.	Current TI/LC Balance and

f.	Current Other Balance

characteristics for each Mortgage Loan (except for the Mortgage Loans on the Combined Data File with the “Mortgage Loan Seller” characteristic as “MSMCH,” (the “Morgan Stanley Mortgage Loans”), which are further described in this Note 18), Bank of America, CIBC, KeyBank and Starwood, on behalf of the Depositor, instructed us to use the sum of:

i.	The initial escrow amount for the applicable reserve, as shown on the Combined Data File, and

ii.	The product of:

(a)	The ongoing escrow payment amount for the applicable reserve, as shown on the Combined Data File, and

(b)	The “Seasoning” (as defined in Item 6. of Attachment A) of the related Mortgage Loan, as shown on the Combined Data File.

For the purpose of the calculation methodology described in the preceding paragraph, Bank of America, CIBC, KeyBank and Starwood, on behalf of the Depositor, instructed us to ignore any reserve cap stipulations that may exist for any of the applicable reserves related to the characteristics listed in a. through f. of the preceding paragraph.

For the purpose of comparing the characteristics listed in a. through f. above for the Morgan Stanley Mortgage Loans, Morgan Stanley, on behalf of the Depositor, instructed us to use the initial escrow amount for the applicable reserve, as shown on the Combined Data File, and to use $0 if the initial escrow amount is $0 on the Combined Data File for the applicable reserve.

Exhibit 2 to Attachment A

Notes: (continued)

18. (continued)

Additionally, for the purpose of comparing the:

a.	Current Tax Escrow Balance and

b.	Current Cap Ex Escrow Balance

characteristics for the Mortgage Loan identified on the Combined Data File as “James Creek and Foxfire Student Housing,” Morgan Stanley, on behalf of the Depositor, provided us with a Microsoft Excel file labeled “Copy of Warehouse Lender Securitization Tape - 20453 11.16.16.xlsx” and instructed us to use this file as the Source Document.

Additionally, for the purpose of comparing the:

a.	Current Cap Ex Escrow Balance and

b.	Current Other Balance

characteristics for the Mortgage Loan identified on the Combined Data File as “Livonia Commons,” Morgan Stanley, on behalf of the Depositor, provided us with a Microsoft Excel file labeled “Copy of Warehouse Lender Securitization Tape-20453 11.16.16.xlsx” and instructed us to use this file as the Source Document.

We performed no procedures to determine if the current escrow balances recalculated as described in this Note 18 agree with the actual balances in the respective escrow accounts as of the Cut-off Date.

19.	Bank of America and Morgan Stanley, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, Bank of America and Morgan Stanley, on behalf of the Depositor, indicated that:

a.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Potomac Mills” (the “Potomac Mills Mortgage Loan”), the related Whole Loan (the “Potomac Mills Whole Loan”) also has ten subordinate secured notes that will not be assets of the Issuing Entity (collectively, the “Potomac Mills Subordinate Secured Companion Loans”) and

b.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Hilton Hawaiian Village” (the “Hilton Hawaiian Village Mortgage Loan”), the related Whole Loan (the “Hilton Hawaiian Village Whole Loan”) also has five subordinate secured notes that will not be assets of the Issuing Entity (collectively, the “Hilton Hawaiian Village Subordinate Secured Companion Loans”).

Exhibit 2 to Attachment A

Notes: (continued)

19. (continued)

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by Morgan Stanley, on behalf of the Depositor (the “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), that is listed in the “Data Source” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also with respect to the Potomac Mills Whole Loan and Hilton Hawaiian Village Whole Loan, one or more components that are subordinate to the related Mortgage Loan and Companion Loans (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2.

Table A2:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Potomac Mills	Bank of	Mortgage Loan	A-4	Full IO	Loan Modification Agreement
	America	Companion Loans Subordinate Secured Companion Loans	A-1, A-2, A-3, A-5, A-6, A-7, A-8, A-9, A-10 B-1, B-2, B-3, B-4, B-5, B-6, B-7, B-8, B-9, B-10

Hilton Hawaiian Village	Morgan Stanley	Mortgage Loan Companion Loans	A-2-D-1, A-2-D-2 A-1-A, A-1-B, A-1-C, A-1-D A-1-E, A-2-A-1, A-2-A-2, A-2-A-3, A-2-A-4, A-2-B-1 A-2-B-2, A-2-B-3, A-2-E-1, A-2-E-2	Full IO	Client Provided Schedule
		Subordinate Secured Companion Loans	B-1, B-2, B-3, B-4, B-5

191 Peachtree	Morgan Stanley	Mortgage Loan	A-3	Full IO	Loan Modification Agreement
		Companion Loans	A-1, A-2, A-4

Wolfchase Galleria	Morgan Stanley	Mortgage Loan Companion Loans	A-2, A-1-2 A-1-1, A-3, A-4, A-5, A-6, A-7	Amortizing	Loan Modification Agreement

FedEx Ground Portfolio	Bank of America	Mortgage Loan Companion Loans	A-3 A-1, A-2, A-4	Full IO	Loan Modification Agreement

American Greetings HQ	Bank of America	Mortgage Loan Companion Loans	A-2 A-1-1, A-1-2	Amortizing	Loan Modification Agreement

For the avoidance of doubt, for the Potomac Mills Mortgage Loan and Hilton Hawaiian Village Mortgage Loan, all references herein to the related Companion Loans exclude the Potomac Mills Subordinate Secured Companion Loans and Hilton Hawaiian Village Subordinate Secured Companion Loans, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

19. (continued)

For the purpose of comparing the “Original Balance” characteristic for each Pari Passu Mortgage Loan, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For each Pari Passu Mortgage Loan, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use the “Cut-off Date Balance” (as defined in Item 12. of Attachment A) characteristic for the purpose of comparing the “Total Trust Exposure” characteristic.

For the purpose of comparing the “Pari Passu Debt” characteristic for each Pari Passu Mortgage Loan, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (IO)” characteristic for each Pari Passu Mortgage Loan with “Full IO” listed in the “Amortization Type” column of Table A2 (all of which have “Actual/360” for the “Interest Accrual Method” characteristic on the Combined Data File), Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to recalculate the “Annual Debt Service Incl. Pari Passu (IO)” as the product of:

a.	The sum of:

i.	The “Original Balance,” as shown on the Combined Data File, and

ii.	The “Pari Passu Debt,” as shown on the Combined Data File,

b.	The “Rate,” as shown on the Combined Data File, and

c.	365/360.

For each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A2, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use “$0” for the “Annual Debt Service Incl. Pari Passu (IO)” characteristic.

For the purpose of comparing the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A2, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to:

a.	Use the monthly debt service for the related Whole Loan that is shown in the applicable Data Source and

b.	Multiply the value described in clause a. above by 12.

Exhibit 2 to Attachment A

Notes: (continued)

19. (continued)

For each Pari Passu Mortgage Loan with “Full IO” listed in the “Amortization Type” column of Table A2, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use “$0” for the “Annual Debt Service Incl. Pari Passu (Amort)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I)” characteristic for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A2, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For each Mortgage Loan on the Combined Data File that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the:

a.	Total Trust Exposure,

b.	Pari Passu Debt

c.	Annual Debt Service Incl. Pari Passu (IO) and

d.	Annual Debt Service Incl. Pari Passu (Amort)

characteristics.

20.	For the Mortgage Loans on the Combined Data File which:

a.	Have “Full IO” for the “Amort. Type” characteristic on the Combined Data File (the “Interest Only Loans”) or

b.	Have “Partial IO” for the “Amort. Type” characteristic on the Combined Data File (the “Partial IO Loans”),

all of which have “Actual/360” for the “Interest Accrual Method” characteristic on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:

i.	The “Original Balance,” as shown on the Combined Data File,

ii.	The “Rate,” as shown on the Combined Data File, and

iii.	365/360.

For the Mortgage Loans which have “Amortizing” for the “Amort. Type” characteristic on the Combined Data File (the “Amortizing Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Monthly Debt Service (IO)” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the Partial IO Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original IO Period (mos.)” (as defined in Item 9. of Attachment A), for the “Monthly Debt Service (P&I)” characteristic.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Monthly Debt Service (P&I)” characteristic.

21.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and Partial IO Loan and “false” for each Amortizing Loan.

22.	For the purpose of comparing the “First Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Document(s).

For the purpose of comparing the “First P&I Payment Date (Partial IO Loans),” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the first “Due Date” after the expiration of the “Original IO Period (mos.)” for each Partial IO Loan and

b.	Use “N/A” for each Amortizing Loan and Interest Only Loan.

For the purpose of comparing the “First P&I Payment Date,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date” for each Amortizing Loan,

b.	Use the first “Due Date” after the expiration of the “Original IO Period (mos.)” for each Partial IO Loan and

c.	Use “N/A” for each Interest Only Loan.

For the purpose of comparing the “First Payment Date (IO),” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date” for each Partial IO Loan and Interest Only Loan and

b.	Use “N/A” for each Amortizing Loan.

Exhibit 2 to Attachment A

Notes: (continued)

23.	For the purpose of comparing the “Lockbox Type” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:

a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender.

b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.

c.	Springing - a lockbox that is not currently in place, but the loan documents require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the loan documents.

For the purpose of comparing the “Cash Management Status” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:

a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the loan documents have occurred and are outstanding) generally on a daily basis.

b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the loan documents.

Exhibit 2 to Attachment A

Notes: (continued)

24.	For the purpose of comparing the “Prepayment String” and “LO End Date” characteristics for each Pari Passu Mortgage Loan, Bank of America and Morgan Stanley, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document(s)) has been securitized.

25.	For the purpose of comparing the “LO End Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use “N/A” for Mortgage Loans that do not have a lockout period,

b.	Use the day prior to the first “Due Date” of the open period for Mortgage Loans that allow for defeasance,

c.	Use the day prior to the first “Due Date” of the yield maintenance period or prepayment penalty period for Mortgage Loans that can be prepaid with yield maintenance or a prepayment penalty and

d.	Use the day prior to the first “Due Date” of the yield maintenance period or prepayment penalty period for Mortgage Loans that allow for defeasance and also permit the Mortgage Loan to be prepaid with yield maintenance or a prepayment penalty, even if the provisions in the applicable Source Document(s) do not require the payment of interest to the next “Due Date” when the prepayment occurs on a date other than a monthly “Due Date.”

26.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” in the open period, as shown in the applicable Source Document(s). For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

27.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for the Mortgage Loans that allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Due Date” in the defeasance period, as shown in the applicable Source Document(s). For Mortgage Loans that do not allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

28.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan that can be prepaid with yield maintenance. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

29.	For the Mortgage Loans on the Combined Data File with the “Mortgage Loan Seller” characteristic as “CIBC,” (the “CIBC Mortgage Loans”) (except for the Mortgage Loan identified on the combined Data File as “The Crossings of Spring Hill” (“The Crossings of Spring Hill Mortgage Loan”), which is described in the succeeding paragraph of this Note 29), CIBC, on behalf of the Depositor, instructed us to use “No” for the “Independent Director (Y/N)” characteristic.

For the purpose of comparing the “Independent Director (Y/N)” characteristic for The Crossings of Spring Hill Mortgage Loan, CIBC, on behalf of the Depositor, provided us with a PDF file labeled “Independent Manager Cert -Y18094944-0001.pdf” and instructed us to use this file as the Source Document.

30.	For the purpose of comparing the:

a.	Current Additional Financing in Place (Y/N/Silent) and

b.	Type of Additional Financing

characteristics, either:

a.	The promissory note, loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or

b.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain intercreditor agreements, co-lender agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of the Hilton Hawaiian Village Mortgage Loan, the related Client Provided Schedule, which describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents, the Secondary Financing Documents provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, and the Client Provided Schedule for the Hilton Hawaiian Village Mortgage Loan, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A

Notes: (continued)

30. (continued)

For the purpose of comparing the:

a.	Current Additional Financing in Place (Y/N/Silent) and

b.	Type of Additional Financing

characteristics for the Mortgage Loan identified on the Combined Data File as “American Greetings HQ” (the “American Greetings HQ Mortgage Loan”) the loan agreement Source Document indicated the existence of a related loan with an original principal balance of $15,000,000 (the “American Greetings HQ Subordinate Loan”). Bank of America, on behalf of the Depositor, instructed us to use “Yes” for the “Current Additional Financing in Place (Y/N/Silent)” characteristic and “State of Ohio Loan” for the “Type of Additional Financing” characteristic.

For the purpose of comparing the:

a.	Current Additional Financing in Place (Y/N/Silent) and

b.	Type of Additional Financing

characteristics for the Mortgage Loan identified on the Combined Data File as “100 Hamilton” (the “100 Hamilton Mortgage Loan”) the loan agreement Source Document indicated the existence of a related loan with a maximum principal amount of $12,600,000. Bank of America, on behalf of the Depositor, indicated that this loan is not secured by the related mortgaged property and instructed us to use “No” for the “Current Additional Financing in Place (Y/N/Silent)” characteristic and “N/A” for the “Type of Additional Financing” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Loan Pool No.
Internal ID
Mortgage Loan Seller
Property Name
Number of Properties
Owner-Occupied >20% (Y/N - %)
Percent Leased Source
New or Recycled Borrowing Entity
Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N)
Borrower Issue Description
Discounted Payoff (DPO), Maturity Default (MD), Loan Modification (LM)
Two-Tier SPE (Y/N)
Single Note / Multiple Property Loan (Y/N)
Condo Component (Y/N - % of Borrower Control)
Future Payment Changes (Y/N)
Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)
Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)
Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)
Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)
Master Servicing Fee Rate
Primary Servicer Fee Rate
Pari Passu Loan Primary Servicing Fee Rate
Certificate Adminsitrator / Trustee Fee Rate
Operating Advisor Fee Rate
Asset Representations Reviewer Fee Rate
CREFC Fee Rate
Pari Passu (Y/N)?
Investment Grade Y/N
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage

Exhibit 3 to Attachment A

Characteristic
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Report Period End Actual Balance Amount
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount

Exhibit 3 to Attachment A

Characteristic
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.